Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 34,684	$ 31,493	$ 35,684
Current portion of non-current debt obligations net of hedging instruments	3,863	5,669	5,328
Lease obligations	9,917	9,477	9,714
Asset retirement obligations	11,359	11,585	13,110
Contractual obligations recorded in the balance sheet	59,823	58,224	63,836
Lease obligations for low value assets, short term contracts or not yet commenced	3,429	2,221	1,830
Purchase obligations	188,827	178,772	139,050
Contractual obligations not recorded in the balance sheet	192,256	180,993	140,880
TOTAL OF CONTRACTUAL OBLIGATIONS	252,079	239,217	204,716
OTHER COMMITMENTS GIVEN	75,275	68,684	71,819
Assets received as collateral (security interests)	40	42	45
Sales obligations	116,850	97,436	94,977
Other commitments received	25,736	25,365	25,650
TOTAL OF COMMITMENTS RECEIVED	142,626	122,843	120,672
Commitments given relating to joint ventures	35,755	32,846	32,054
Commitments given relating to associates	90,221	97,130	52,270
Non-current lease obligations	7,822	7,756	8,277
Current portion of lease obligations	2,095	1,721	1,437
Not later than one year
Off balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	3,863	5,669	5,328
Lease obligations	2,095	1,721	1,437
Asset retirement obligations	524	453	521
Contractual obligations recorded in the balance sheet	6,482	7,843	7,286
Lease obligations for low value assets, short term contracts or not yet commenced	772	643	783
Purchase obligations	12,307	14,536	11,286
Contractual obligations not recorded in the balance sheet	13,079	15,179	12,069
TOTAL OF CONTRACTUAL OBLIGATIONS	19,561	23,022	19,355
OTHER COMMITMENTS GIVEN	24,162	21,190	15,619
Assets received as collateral (security interests)	17	22	14
Sales obligations	10,743	8,470	6,267
Other commitments received	19,822	18,025	19,261
TOTAL OF COMMITMENTS RECEIVED	30,582	26,517	25,542
Commitments given relating to joint ventures	87	906	2,006
Commitments given relating to associates	674	850	839
Between 1 and 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	13,950	13,068	14,229
Lease obligations	3,893	3,652	3,872
Asset retirement obligations	1,588	1,452	1,497
Contractual obligations recorded in the balance sheet	19,431	18,172	19,598
Lease obligations for low value assets, short term contracts or not yet commenced	1,746	1,049	610
Purchase obligations	47,855	40,850	40,516
Contractual obligations not recorded in the balance sheet	49,601	41,899	41,126
TOTAL OF CONTRACTUAL OBLIGATIONS	69,032	60,071	60,724
OTHER COMMITMENTS GIVEN	15,654	14,852	9,215
Assets received as collateral (security interests)	12	8	10
Sales obligations	55,870	47,178	36,341
Other commitments received	2,838	3,355	2,817
TOTAL OF COMMITMENTS RECEIVED	58,720	50,541	39,168
Commitments given relating to joint ventures	12,267	10,643	5,666
Commitments given relating to associates	21,074	14,676	11,638
More than 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	20,734	18,425	21,455
Lease obligations	3,929	4,104	4,405
Asset retirement obligations	9,247	9,680	11,092
Contractual obligations recorded in the balance sheet	33,910	32,209	36,952
Lease obligations for low value assets, short term contracts or not yet commenced	911	529	437
Purchase obligations	128,665	123,386	87,248
Contractual obligations not recorded in the balance sheet	129,576	123,915	87,685
TOTAL OF CONTRACTUAL OBLIGATIONS	163,486	156,124	124,637
OTHER COMMITMENTS GIVEN	35,459	32,642	46,985
Assets received as collateral (security interests)	11	12	21
Sales obligations	50,237	41,788	52,369
Other commitments received	3,076	3,985	3,572
TOTAL OF COMMITMENTS RECEIVED	53,324	45,785	55,962
Commitments given relating to joint ventures	23,401	21,297	24,382
Commitments given relating to associates	68,473	81,604	39,793
Guarantees given to customs authorities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,908	2,001	2,003
Guarantees given to customs authorities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,839	1,913	1,904
Guarantees given to customs authorities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9	47	53
Guarantees given to customs authorities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	60	41	46
Guarantees given on borrowings
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	22,317	19,219	20,218
Guarantees given on borrowings | Arctic LNG 2 LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	987	1,050
Guarantees given on borrowings | Rio Grande LNG Project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	800	800
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,022	4,136
Guarantees given on borrowings | Yamal LNG
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,243	3,270
Guarantees given on borrowings | Bayport Polymers LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,400	1,400
Guarantees given on borrowings | Seagreen project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	627	1,273
Guarantees given on borrowings | Amiral project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,584
Guarantees given on borrowings | Oranje Wind (HKW)
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,299
Guarantees given on borrowings | TotalEnergies Refining & Chemicals Saudi Arabia S.A.S.
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,025	1,025
Guarantees given on borrowings | Mozambique LNG project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,600	4,600
Guarantees given on borrowings | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	419	582	2,519
Guarantees given on borrowings | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	12,887	9,506	5,814
Guarantees given on borrowings | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9,011	9,131	11,885
Guarantees related to sales of businesses
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	306	312	310
Guarantees related to sales of businesses | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	154	160	157
Guarantees related to sales of businesses | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	152
Guarantees related to sales of businesses | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN		152	153
Guarantees of current liabilities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	167	67	62
Guarantees of current liabilities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	167	67	61
Guarantees of current liabilities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN			1
Guarantees to customers / suppliers
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	27,510	23,382	23,757
Guarantees to customers / suppliers | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	11,618	6,768	3,539
Guarantees to customers / suppliers | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,599	3,946	2,275
Guarantees to customers / suppliers | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	14,293	12,668	17,943
Letters of credit
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,974	3,294	2,430
Letters of credit | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,767	3,002	2,241
Letters of credit | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	189	270	172
Letters of credit | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	18	22	17
Other operating commitments
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	19,093	20,409	23,039
Other operating commitments | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	6,198	8,698	5,198
Other operating commitments | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	818	1,083	900
Other operating commitments | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 12,077	$ 10,628	$ 16,941